EQUITY INVESTMENTS - Schedule and Narrative (Details) CAD in Millions, $ in Millions				1 Months Ended	12 Months Ended
	May 01, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Nov. 30, 2015
Equity Investments
Income/(Loss) from Equity Investments					CAD 514	CAD 440	CAD 522
Equity Investments									CAD 6,544		CAD 6,214
Distributions received from equity investments					1,571	802	738
Returns of capital					727	9	12
Undistributed earnings						198	551
Contributions made to equity investments					765	493	256
Northern Border
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets | $								$ 116		$ 117
Iroquois
Equity Investments
Ownership interest (percent)	50.00%	49.35%	49.35%
Additional ownership acquired (percent)	0.65%	4.87%	4.87%
Contributions made to equity investments | $	$ 7	$ 54
Bruce Power
Equity Investments
Ownership interest (percent)								48.50%	48.50%	48.50%	48.50%
Difference between the carrying value of the investment and the underlying equity in the net assets									CAD 942		CAD 973
Bruce A
Equity Investments
Ownership interest (percent)										48.90%	48.90%	48.90%
Bruce B
Equity Investments
Ownership interest (percent)										46.50%	46.50%	31.60%
Additional ownership acquired (percent)										14.89%	14.89%
Contributions made to equity investments				CAD 236
Canadian Natural Gas Pipelines | TQM
Equity Investments
Ownership interest (percent)								50.00%	50.00%
Income/(Loss) from Equity Investments					12	12	12
Equity Investments									CAD 71		CAD 72
U.S. Natural Gas Pipelines | Northern Border
Equity Investments
Ownership interest (percent)								50.00%	50.00%
Income/(Loss) from Equity Investments					92	85	76
Equity Investments									CAD 597		CAD 664
U.S. Natural Gas Pipelines | Iroquois
Equity Investments
Ownership interest (percent)								50.00%	50.00%	44.50%	44.50%
Income/(Loss) from Equity Investments					54	51	43
Equity Investments									CAD 309		CAD 238
Additional ownership acquired (percent)	0.65%	4.87%	4.87%
U.S. Natural Gas Pipelines | Millennium
Equity Investments
Ownership interest (percent)								47.50%	47.50%
Income/(Loss) from Equity Investments					33
Equity Investments									CAD 295
U.S. Natural Gas Pipelines | Pennant Midstream
Equity Investments
Ownership interest (percent)								47.00%	47.00%
Income/(Loss) from Equity Investments					6
Equity Investments									CAD 246
U.S. Natural Gas Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments					29	26	24
Equity Investments									93		31
Mexico Natural Gas Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments						5	8
Equity Investments									CAD 28		42
Mexico Natural Gas Pipelines | Sur de Texas
Equity Investments
Ownership interest (percent)								60.00%	60.00%
Income/(Loss) from Equity Investments					(3)
Equity Investments									CAD 255
Liquids Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments					0	0	0
Equity Investments									CAD 39		16
Liquids Pipelines | Grand Rapids
Equity Investments
Ownership interest (percent)								50.00%	50.00%
Income/(Loss) from Equity Investments					(1)	0	0
Equity Investments									CAD 876		542
Energy | Other
Equity Investments
Income/(Loss) from Equity Investments					3	5	1
Equity Investments									CAD 66		67
Energy | Bruce Power
Equity Investments
Ownership interest (percent)								48.50%	48.50%
Income/(Loss) from Equity Investments					293	249	314
Equity Investments									CAD 3,356		4,200
Energy | Portlands Energy
Equity Investments
Ownership interest (percent)								50.00%	50.00%
Income/(Loss) from Equity Investments					33	30	36
Equity Investments									CAD 313		321
Energy | ASTC Power Partnership
Equity Investments
Ownership interest (percent)								50.00%	50.00%
Income/(Loss) from Equity Investments					CAD (37)	CAD (23)	CAD 8
Equity Investments											CAD 21
Energy | Sundance B PPA
Equity Investments
Asset impairment charges			CAD 29
Asset impairment charge, after tax			CAD 21